Earnings Per Common Share - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Pre-IPO net income (loss)	$ 39,888	$ 0